General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year Ended December 31,
	2017	2016	2015
	(U.S. dollars in thousands)

Legal fees*	$2,741	$3,849	$36
Professional services fees	2,126	2,821	339
Settlement in connection in one of the legal proceedings (see Note 8.a.8.)	-	1,664	-
Salaries and related	620	681	224
Fraud from an unrelated third party (see Note 8e)	-	-	462
Impairment of fixed assets	-	114	-
Office maintenance (including rent)	76	98	59
Others	453	435	197

	$6,016	$9,662	$1,317

*	The 2017 legal fees includes a deduction of $2 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement. Such amount was received on February 23, 2018 and presented within the other receivables as of December 31, 2017.